Subsequent Events	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Subsequent Events

27.	Subsequent Events

Acquisition of GUE

On February 13, 2026, the Company completed the acquisition of the remaining 80.30% of the issued and outstanding shares of GUE. The Acquisition was effected by way of a share scheme of arrangement and an option scheme of arrangement (together, the “Schemes”) under Part 5.1 of the Corporations Act 2001 (Cth) of Australia, approved by GUE securityholders on January 27, 2026, and sanctioned by the Federal Court of Australia on February 3, 2026.

As consideration for the Acquisition, the Company issued an aggregate of 6,671,018 common shares. The Company also issued 393,108 warrants exercisable at US$4.8185 per share until April 21, 2028, and 522,519 warrants exercisable at US$5.5598 per share until May 14, 2027, in replacement of all cancelled GUE options.

Debt Settlement

On February 24 and 25, 2026, the Company settled an aggregate of US$1,000,000 in outstanding trade payables through the issuance of 500,000 common shares (100,000 shares and 400,000 shares, respectively)

RSU Redemptions

Subsequent to December 31, 2025, 131,792 RSUs were redeemed for a cash equivalent amount of US$499,955, which remains payable by the Company.

RSU Settlement and Debt Conversion Agreements

Subsequent to December 31, 2025, the Company entered into arrangements concerning the settlement of certain RSU-related obligations. Those arrangements were superseded by settlement and confirmation agreements effective June 30, 2026.

Effective June 30, 2026, the Company entered into an RSU amending, confirmation and settlement agreement with certain RSU holders and related shareholders. Pursuant to the agreement, 7,098,872 common shares were confirmed and recognized at a deemed price of US$1.15 per share as consideration for the full and final release and settlement of claims relating to a prior RSU award. Following the settlement, no RSUs remain outstanding in favour of the applicable participant. The executed agreement supports the characterization of the 7,098,872 shares as consideration for the release, rather than settlement of the previously asserted cash equivalent amounts.

The agreement also settled a US$29,313 obligation relating to 7,500 vested RSUs through an aggregate of 25,489 common shares at a deemed price of US$1.15 per share. This amount consists of 13,055 common shares that were confirmed and recognized and 12,434 additional common shares to be issued from treasury.

Also effective June 30, 2026, the Company entered into an assignment, debt conversion and amending agreement pursuant to which A$6,332,613 of convertible note indebtedness was converted into 3,810,030 common shares at a deemed price of US$1.15 per share. Of those shares, 3,589,832 common shares were satisfied through the confirmation and recognition of existing common shares and 220,198 additional common shares are to be issued from treasury. The maturity date of a secured promissory note owing to the Company, with an aggregate balance of US$5,629,205 as at June 30, 2026, was extended to July 1, 2027.